STOCK AND STOCK OPTION PLANS (Details Narrative) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preferred Stock, Par Or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
2005 Plan [Member]
Common Stock, Shares Purchased	13,200	990,000
2019 Plan [Member]
Shares Available For Grant	1,687
Common Stock, Shares Purchased	20,000
2009 Plan [Member]
Shares Available For Grant	0
Common Stock, Shares Purchased	48,894	3,667,000
2020 Plan [Member]
Shares Available For Grant	734
Common Stock, Shares Purchased	20,000